Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 143,424	$ 1,443,070	$ 1,363,906	$ 3,641,039	$ 5,259,447	$ 2,980,431
Sales-related parties	1,666,917	510,034	4,901,355	4,229,247	5,388,728	11,620,129
Total	1,810,341	1,953,104	6,265,261	7,870,286	10,648,175	14,600,560
Cost of sales	1,983,537	1,650,580	6,137,529	7,251,658	9,149,717	15,784,146
Gross profit (loss)	(173,196)	302,524	127,732	618,628	1,498,458	(1,183,586)
Operating Expenses
Selling expenses	6,835	34,264	66,670	126,798	68,321	217,258
General & administrative expenses	124,130	192,265	487,512	607,451	917,408	1,283,951
Share-based compensation						239,750
Total operation expenses	130,965	226,529	554,182	734,249	985,729	1,740,959
Income (loss) from operation	(304,161)	75,995	(426,450)	(115,621)	512,729	(2,924,545)
Other income (expenses):
Interest expenses	(56,762)	(50,765)	(161,216)	(153,333)	(187,528)	(183,543)
Other income (expense), net	7	(13,406)	11,832	(11,084)	(19,159)	(61,437)
Gain on selling of imperfections					462,368
Total other income (expenses), net	(56,755)	(64,171)	(149,384)	(164,417)	255,681	(244,980)
Net income (loss) before income taxes	(360,916)	11,824	(575,834)	(280,038)	768,410	(3,169,525)
Income tax expenses (benefit)		(166)	15,695	7,672	(11,029)
Net income (loss)	(360,916)	11,990	(591,529)	(287,710)	757,381	(3,169,525)
Foreign currency translation, net of tax	(44,188)	(13,241)	(193,680)	(22,754)	11,585	154,333
Comprehensive income (loss)	$ (405,104)	$ (1,251)	$ (785,209)	$ (310,464)	$ 768,966	$ (3,015,192)
Earnings per share
Basic loss per share	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ 0.02	$ (0.08)
Diluted loss per share	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ 0.02	$ (0.08)
Weighted average common shares outstanding, basic	41,014,936	40,976,458	41,014,936	40,976,458	40,976,458	40,560,763
Weighted average common shares outstanding, diluted	41,014,936	40,976,458	41,014,936	40,976,458	40,976,458	40,560,763